Summary of Income tax recovery (expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Summary of Income tax recovery (expense)
Loss from continuing operations before income tax	$ (31,301)	$ (6,003)	$ (30,676)	$ (94,983)	$ (65,769)
Combined Luxemburg statutory income tax rate	29.00%	29.00%	29.00%	29.00%	29.00%
Income tax recovery calculated at statutory rate	9,077	1,741	8,896	27,545	19,073
(Increase) decrease in income tax recovery (expense) resulting from:
Rate differences in various jurisdictions	2,200	4,316	33,522	60,930	73,116
Change in tax law	(579)	(200)	(3,558)	493	(1,283)
Non-deductible items	(8,470)	(8,842)	(29,365)	(58,007)	(88,132)
Other foreign taxes	(3,432)	(4,805)	(14,846)	(7,740)	(15,593)
Non-deductible portion of capital losses	183	503	991	(373)	4,301
Non-taxable income	7,266	765	10,292	1,442	3,781
Adjustments to prior years	(39)	370	(3,399)	(2,047)	7,781
Functional currency adjustments	8,034	1,695	4,627	32,163	(13,468)
Valuation allowance	(15,161)	7,027	(55,624)	(19,213)	(24)
Other	(360)	1,277	247	(2,277)	1,151
Income tax recovery (expense)	$ (1,281)	$ 3,847	$ (48,217)	$ 32,916	$ (9,297)